American United Life Insurance Company
                One American Square, P.O. Box 368
                Indianapolis, IN 46204

November 12, 2008

VIA EDGAR
Mr. Patrick Scott
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Email:  scottpa@sec.gov

RE:  Registration  Statement  on Form  N-6 of  American  United  Life  Insurance
     Company  ("AUL");   AUL  American   Individual  Variable  Life  Unit  Trust
     ("Registrant"); File nos. 811-8311 / 333-152925 ("Registration Statement")

Dear Mr. Scott:

This letter responds to the comments of the Staff regarding the above-referenced Registration Statement filed on August 11, 2008. Attached, please find a copy of a draft pre-effective amendment to the Registration Statement. Please forward any additional questions or comments to my attention via e-mail at Rich.Ellery@oneamerica.com, via telephone at 317-285-1588, or via mail at the address at the top of this page.

Prospectus

1. Staff Comment: Fee Table: For any charge that is a certain amount per 1,000, please indicate of what the amount is; for instance, Face Amount or Account Value.

Response: We confirm that the change has been made to the fee table. The change can be seen in the attached draft.

2. Staff Comment: Diagram of Contract: In the subsection titled, "Deductions... From Account Value," restate the sentence so that it is clear whether the $25.00 per month charge relates to all three charges mentioned or whether it is only intended to refer to the Administration charge.

Response: The sentence has been restated so that it is clear how the charge is applied.

3. Staff Comment: Premium Payments and Allocations: In the subsection titled, "Premium Payments to Prevent Lapse," the explanation of "grace period" is circular. Please explain what a grace period is more clearly, or definitively identify how the beginning and end of a grace period are determined.

Response: The explanation of "grace period" has been reworded so that it is more clear and concise in accordance with the Staff Comment.

4. Staff Comment: Death Benefit and Changes in Face Amount: In the "Changes in Face Amount" subsection, the third paragraph is difficult to follow. The discussion that begins by mentioning, "increases to the Policy" is not understandable in that the prior paragraphs relate to increases in the Base Face Amount and/or Supplemental Face Amount, not increases in Policy. The third paragraph's discussion of increases and decreases and how they are applied should be re-written in a clear, concise and understandable manner.

Response: This section has been rewritten so that it is clear, concise and understandable

5.   Staff  Comment:  Financial  Statements,  Exhibits  and  Other  Information:
     Financial Statements, exhibits and other information not included in the registration statement must be filed in a pre-effective amendment to the registration statement.

Response: The Financial Statements, exhibits and other information not included in the registration statement will be included in the pre-effective amendment to the registration statement.

6. Staff Comment: Representation of Company: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the Registrant and its management are in possession of all the facts relating to the Registrant's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response: We have taken the appropriate measures to ensure that all information supplied on behalf of the Registrant is, to the best of our knowledge, accurate and complete and that it constitutes all of the information investors require to make an informed decision.

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In addition to the changes  referenced  above, one other change has been made to the prior submission. In the paragraph titled "Diagram of a Contract" in the Chase Benefits section, the following language was inserted:

          Loans may be taken for amounts up to 90 percent of the Account Value, less loan interest due on the next Policy Anniversary, any surrender charges, less three months of monthly deductions, and less any existing loans and accrued loan interest.


Very truly yours,

/s/ Richard M. Ellery
Richard M. Ellery
Associate General Counsel